Shareholders' equity	12 Months Ended
Dec. 31, 2018
Shareholders' equity [Abstract]
Shareholders' equity

28.        Shareholders' equity

a) Capital

According to the by-laws, Banco Santander's share capital may be increased up to the limit of its authorized capital, regardless of statutory reform, by resolution of the Board of Directors and through the issuance of up to 9,090,909,090 (nine  billion, ninety million, nine hundred and nine thousand and ninety) shares, subject to the established legal limits on the number of preferred shares. Any capital increase that exceeds this limit will require shareholders` approval.

The capital stock, fully subscribed and paid, is divided into registered book-entry shares with no par value.

	Thousand of shares
	2018			2017
	Common	Preferred	Total	Common	Preferred	Total
Brazilian residents	82,043	107,699	189,742	66,207	91,779	157,986
Foreign residents	3,736,652	3,572,137	7,308,789	3,752,488	3,588,057	7,340,545
Total shares	3,818,695	3,679,836	7,498,531	3,818,695	3,679,836	7,498,531
(-) Treasury shares	(13,317)	(13,317)	(26,634)	(5,845)	(5,845)	(11,690)
Total outstanding	3,805,378	3,666,519	7,471,897	3,812,850	3,673,991	7,486,841

	Thousand of shares
				2016
				Common	Preferred	Total
Brazilian residents				67,498	92,949	160,447
Foreign residents				3,783,473	3,619,163	7,402,636
Total shares				3,850,971	3,712,112	7,563,083
(-) Treasury shares				(25,786)	(25,786)	(51,572)
Total outstanding				3,825,185	3,686,326	7,511,511

b) Dividends and Interest on Capital

According to the Bank's by-laws, shareholders are entitled to a minimum dividend equivalent to 25% of net income for the year, adjusted according to legislation. Preferred shares are nonvoting and nonconvertible, but have the same rights and advantages granted to common shares, in addition to priority in the payment of dividends at a rate that is 10% higher than those paid on common shares, and in the capital reimbursement, without premium, in the event of liquidation of the Bank.

Dividend payments have been calculated and paid in accordance with Brazilian Corporate Law.

Prior to the annual shareholders meeting, the Board of Directors may resolve on the declaration and payment of dividends on earnings based on (i) financial statements or earning reserves shown in the last financial statement; or (ii) financial statements issued in the period shorter than 6 months, since the total dividends paid in each half of the fiscal year shall do not exceed the amount of capital reserves. These dividends are fully attributed to the mandatory dividend.

	2018
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	600,000	76.3304	83.9634	160.2938
Intercalary Dividends (2) (6)	600,000	76.4956	84.1451	160.6407
Interest on Capital (3) (6)	600,000	76.4985	84.1484	160.6469
Interest on Capital (4) (6)	2,880,000	367.4149	404.1564	771.5713
Intercalary Dividends (5) (6)	1,920,000	244.9433	269.4376	514.3809
Total	6,600,000

(1)   Established by the Board of Directors in March 27, 2018, Common Shares - R$64.8808, preferred - R$71.3689  e Units - R$136.2497 net of taxes and were be paid in April 26, 2018, without any remuneration for monetary restatement.

(2)   Established by the Board of Directors in June 2018, and were be paid on July 27, 2018 without any compensation as monetary correction.

(3)   Established by the Board of Directors in September 28, 2018, Common Shares - R$65.0237, preferred - R$71.5261 e Units - R$136.5498  net of taxes and were be paid in October 26, 2018, without any remuneration for monetary restatement.

(4)   Established by the Board of Directors in December 28, 2018, Common Shares - R$312.3027, preferred - R$343.5329 e Units - R$655.8356 net of taxes and will be paid in February 26, 2019, without any remuneration for monetary restatement.

(5)   Established by the Board of Directors in December 28, 2018, and will be paid on February 26, 2019 without any compensation as monetary correction.

(6)   The amount of interest on stockholders' equity will be fully charged to the mandatory minimum dividends to be distributed by the Bank for the year 2018.

	2017
	Thousand of reais	Real per Thousand Shares / Units
		Common	Preferred	Units

Interest on Capital (1) (6)	500,000	63.3780	69.7158	133.0938
Interest on Capital (2) (6)	500,000	63.5280	69.8808	133.4088
Interest on Capital (3) (6)	500,000	63.5917	69.9509	133.5426
Intercalary Dividends (4) (6)	2,500,000	318.2994	350.1293	668.4287
Interest on Capital (5) (6)	2,300,000	292.8354	322.1190	614.9544
Total	6,300,000

(1) Established by the Board of Directors in April 2017, Common Shares -  R$53.8713, preferred - R$59.2584 and Units - R$113.1297 net of taxes, and was paid on May 26, 2017 without any compensation as monetary correction.

(2) Established by the Board of Directors in July 2017, Common Shares -  R$53.9988, preferred - R$59.3987 and Units - R$113.3975 net of taxes, and was paid on August 25, 2017 without any compensation as monetary correction.

(3) Established by the Board of Directors in September 2017, Common Shares -  R$54.0530, preferred - R$59.4583 and Units - R$113.5113 net of taxes, and was paid  on October 26, 2017 without any compensation as monetary correction.

(4) Established by the Board of Directors in December 2017, and was paid  on  February 26, 2018 without any compensation as monetary correction.

(5) Established by the Board of Directors in December 2017, Common Shares - R$248.9101, preferred  - R$273.8011 and Units - R$522.7112  net of taxes, was paid  on  February 26, 2018 without any compensation as monetary correction..

(6) The amount of interest on shareholders' equity and interim dividends was fully charged to the mandatory dividends for the year 2017.

	2016
	Thousand of reais	Reais per Thousand Shares / Units
		Common	Preferred	Units

Intercalary Dividends (1) (5)	500,000	63.4290	69.7719	133.2009
Intermediary Dividends (2) (5)	700,000	88.8309	97.7140	186.5449
Intercalary Dividends (2) (5)	700,000	88.8309	97.7140	186.5449
Interest on Capital (3) (5)	3,350,000	425.1192	467.6311	892.7503
Total	5,250,000

(1) Established by the Board of Directors in June 2016, Common Shares - R$53.9146, preferred - R$59.3061 and Units - R$113.2207 net of taxes.

(2) Established by the Board of Directors in December 2016.

(3) Established by the Board of Directors in December 2016, Common Shares- R$361.3513, preferred - R$397.4864 and Units - R$758.8377 net of taxes.

(4) 'The amount of the interest on capital were fully input into the mandatory dividends for the year 2016 and were be paid  from August 26, 2016 without any compensation as monetary correction.

(5) The amount of intermediate, intercalary dividends and interest on capital will be fully attributed to supplementary and mandatory dividends for the year 2016 and was paid on February 23, 2017, without any compensation to the restatement.

c) Reserves

The reserves are allocated as follows after the deductions and statutory provisions, from the net income:

Legal reserve

In accordance with Brazilian Corporate Law, 5% is transferred to the legal reserve, until it reaches 20% of the share capital. This reserve is designed to ensure the integrity of the capital and can only be used to offset losses or increase capital.

Capital reserve

The Bank´s capital reserve consists of: goodwill reserve for subscription of shares and other capital reserves, and can only be used to absorb losses that exceed retained earnings and profit reserves, redemption, reimbursement or acquisition of shares for the Bank´s own issue; capital increase, or payment of dividends to preferred shares under certain circumstances.

Reserve for equalization dividend

After the allocation of dividends, the remaining balance if any, may, upon proposal of the Executive Board and approved by the Board of Directors, be allocated to reserve for equalization of dividends, which will be limited to 50% of the capital. This reserve aims to ensure funds for the payment of dividends, including as interest on own capital, or any interim payment to maintain the flow of shareholders remuneration.

d) Treasury shares

In the meeting held on November 1, 2018, the Bank's Board of Directors approved, in continuation of the buyback program that expired on November 1, 2017, the buyback program of its Units and ADRs, by the Bank or its agency in Cayman, to be held in treasury or subsequently sold.

The Buyback Program will cover the acquisition up to 37,753,760 Units, representing 37,753,760 common shares and 37,753,760 preferred shares, or the ADRs, which, on December 31, 2018, corresponded to approximately 1% of the Bank's share capital. On December 31, 2018, the Bank held 362,227,661 common shares and 390,032,076 preferred shares being traded.

The Buyback has the purpose to (1) maximize the value creation to stockholders by means of an efficient capital structure management; and (2) enable the payment of officers, management level employees and others Bank's employees and companies under its control, according to the Long Term Incentive Plans. The term of the Buyback Program is 12 months counted from November 6, 2018, and will expire on November 5, 2019.

	2018	2017		2016
	Quantity	Quantity	Quantity
	Units	Units	Units	ADRs
Treasury shares at beginning of the period	1,773	25,786	7,080	13,138
Shares Acquisitions	15,816	12,768	14,284	-
Cancellation of Shares (1)(2)(3)	-	(32,276)	13,138	(13,138)
Payment - Share-based compensation	(4,272)	(4,505)	(8,716)	-
Treasury shares at end of the period	13,317	1,773	25,786	-
Balance of Treasury Shares in thousand of reais (2)	R$ 460,550	R$ 148,246	R$ 513,889	R$ 0
Issuance Costs in thousands of Reais	R$ 882	R$ 194	R$ 145	R$ 0
Balance of Treasury Shares in thousands of reais	R$ 461,432	R$ 148,440	R$ 514,034	R$ 0

Cost/Share Price	Units	Units	Units	ADRs
Minimum cost	R$7.55	R$7.55	R$7.55	US$ 4,37
Weighted average cost	R$28.59	R$24.41	R$19.93	US$ 6,17
Maximum cost	R$43.84	R$32.29	R$26.81	US$ 10,21
Share Price	R$42.70	R$31.88	R$28.32	US$ 8,58

(1) In January 2016 was the transformation of all ADRs that were held in treasury for UNIT's.

(2)At the EGM held on September, 18, 2017, it was approved the cancellation of 64,551,366 treasury shares (equivalent to 32,276 thousand Units) with the counterparty headings Capital Reserves and Profit Reserves, which represent the total of treasury shares registered in the book of common shares at that date, without reduction of the capital and consequent change in the clause 5th from the Bylaws in order to reflect the new quantities of common and preferred shares, nominatives and without value which represent the Banco Santander´s capital.

Additionally, in the year ended December 31, 2018, treasury shares were sold, that resulted in a loss of R$15,868 (2017 - R$2,498 and 2016 - R$11,574) recorded directly in equity in capital reserves.